UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09096
                                   ------------------

         AmeriPrime Funds
------------------------------------
(Exact name of registrant as specified in charter)

431 N Pennsylvania St.
Indianapolis, IN                    46204
--------------------------------------------
(Address of principal executive offices)             (Zip code)

Timothy Ashburn
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   3/31
                        --------------------

Date of reporting period:  3/31/04
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

================================================================================
                          Columbia Partners Equity Fund
================================================================================



                                  Annual Report

                                 March 31, 2004



                                  Fund Advisor:

                            Columbia Partners, L.L.C.
                          1775 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006


                            Toll Free: (888) 696-2733

Management's Discussion and Analysis

The fiscal year ending March 31, 2004 was a very good one for the Columbia Partners Equity Fund. The Fund advanced 42.63% versus 35.09% for the S&P 500. The Fund's bias toward smaller companies and toward growth companies was a clear positive as these were two of the best performing sectors of the market. As soon as evidence that the oil fields in Iraq were not going to be destroyed and the U.S. was convinced of probable victory, the markets began to advance. The bear market of the prior three years had washed out all but the most ardent equity holders and the last few weak hands left just weeks before the Iraqi conflict. The markets and your Fund advanced for four consecutive quarters. Investors focused on an economy that was accelerating on the heels of tax cuts, a weak dollar, and massive monetary stimulus.

As history would have predicted, the first issues to move up were the low priced, small cap, and financially troubled companies. These were precisely the issues that were heavily shorted by the ever-expanding number of "hedge fund" managers. Investors then focused on profits and on the likely beneficiaries of a stronger economy by purchasing stocks in the consumer area. The fiscal year ended with rising commodities and advances in those sectors where pricing power was restored. Prices on aluminum, copper, gold and oil exceeded all forecasts. Whether commodity price increases reflect a true inflation move or just cyclical excess demand from a white-hot Chinese economy will be more evident in the months to come.

While technology as a whole performed best for the Fund, our four best stocks came from four different sectors: Research in Motion (Technology sector +606%); XM Satellite (Consumer Cyclical +161%); Ultra Petroleum (Energy +148%); Nextel Communications (Utilities +102%). Conversely, among our four worst stocks two were from technology, one from health care and one in finance. They were TIVO (-25%); UT Starcom (-21%); Columbia Labs (-45%); and E-Loan (-56%). There is not a better testimonial for diversification than the dispersion among these issues. We usually hold about 60 stocks in the portfolio.

Portfolio turnover was higher than normal in the most recent period as we made an important shift near year end. With the small caps having done so well, we decided to protect these profits by shifting the mix from 70% small cap stocks to 70% large cap blue chip stocks. This move was designed to protect the portfolio should the market decline. Our view a year ago was that the market should have little trouble advancing to the Dow Jones 10,000 level once the advance began. Beyond that, any advance would depend on fundamentals. This move was not made from anxiety of a broad market decline but more as a reflection of conservatism. One of the real benefits of this Fund is that we make these important shifts for you.

As of March 31, 2004, we were modestly overweight in technology and consumer cyclicals and significantly underweight in financials. While this is mostly a result of individual stock selection, it does reflect a general bias toward pro-cyclical forces: Higher profits and higher rates. Our cash level is near 10%, reflecting greater sales than purchases. We are disinclined to force new stocks into the portfolio unless they are particularly compelling. The portfolio contains enough high beta stocks that we will benefit from higher market, yet we are positioning for the inevitable struggle we foresee after the presidential election.

/s/ Bob von Pentz

Bob von Pentz

Investment Results

                                                                   Average Annual Total Returns
                                                                 (for periods ended March 31, 2004)

                                                                                  Since Inception
                                      One Month       One Year      Five Year     (April 1, 1999)
                                     -------------  -------------  ------------   -----------------

Columbia Partners Equity Fund*             -2.40%         42.63%         3.95%         3.95%

S&P 500 Index**                            -1.51%         35.09%        -1.32%         -1.32%


The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio.

   Comparison of the Growth of a $10,000 Investment in the Columbia
              Partners Equity Fund and the S&P 500 Index

                 Columbia Partners              S&P 500
                  Equity Fund                   Index
                    ($12,136)                  ($9,357)

      3/31/99      10,000.00                 10,000.00
      3/31/00      17,655.50                 11,726.70
      3/31/01      11,663.73                  9,185.75
      3/31/02      11,663.73                  9,208.24
      3/31/03       8,508.68                  6,926.85
      3/31/04      12,135.74                  9,357.33


2

The chart above assumes an initial investment of $10,000 made on April 1, 1999 (commencement of Fund operations) and held through March 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Columbia Partners Equity Fund
Schedule of Investments
March 31, 2004

Common Stocks - 89.6%                                                        Shares                 Value
                                                                           ------------        ----------------

Accident & Health Insurance - 0.98%
Conseco, Inc. (a)                                                                4,570             $   105,841
                                                                                               ----------------

Beverages - 3.18%
Coca-Cola Co.                                                                    6,865                 345,309
                                                                                               ----------------

Biological Products (No Diagnostic Substances) - 1.94%
Amgen, Inc.  (a)                                                                 3,615                 210,284
                                                                                               ----------------

Communication Equipment - 1.47%
McDATA Corp. (a)                                                                 8,555                  58,858
UTStarcom, Inc. (a)                                                              3,515                 101,091
                                                                                               ----------------
                                                                                                       159,949
                                                                                               ----------------

Communication Services - 1.13%
XM Satellite Radio Holdings, Inc. - Class A (a)                                  4,375                 122,500
                                                                                               ----------------

Computer Communication Equipment - 0.27%
Enterasys Networks, Inc. (a)                                                    11,370                  28,766
                                                                                               ----------------

Computer Storage Devices - 2.56%
EMC Corp. (a)                                                                   20,420                 277,916
                                                                                               ----------------

Computers & Office Equipment - 1.84%
International Business Machines Corp.                                            2,170                 199,293
                                                                                               ----------------

Crude Petroleum & Natural Gas - 1.23%
Ultra Petroleum Corp. (a)                                                        4,455                 133,695
                                                                                               ----------------

Drilling Oil & Gas Wells - 1.04%
Nabors Industries, Inc. (a)                                                      2,460                 112,545
                                                                                               ----------------

Electronic & Other Electrical Equipment  - 1.89%
General Electric Co.                                                             6,735                 205,552
                                                                                               ----------------

Farm Machinery & Equipment - 2.19%
Deere & Co.                                                                      3,435                 238,080
                                                                                               ----------------

Food & Kindred Products - 2.77%
Kraft Foods, Inc.                                                                9,395                 300,734
                                                                                               ----------------

Ice Cream & Frozen Desserts - 0.41%
Dean Foods Co. (a)                                                               1,325                  44,255
                                                                                               ----------------


See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Schedule of Investments - continued
March 31, 2004

Common Stocks - 89.6% - continued                                            Shares                 Value
                                                                           ------------        ----------------

In Vitro & In Vivo Diagnostic Substances - 1.15%
OSI Pharmaceuticals, Inc. (a)                                                    3,245               $ 124,608
                                                                                               ----------------

Industrial Inorganic Chemicals - 1.42%
Millenium Chemicals, Inc.                                                       10,355                 154,704
                                                                                               ----------------

Local & Suburban Transit & Interurban Hwy Passenger Trains - 1.09%
Laidlaw International, Inc. (a)                                                  8,165                 118,801
                                                                                               ----------------

Miscellaneous Shopping Goods Stores - 0.95%
Office Depot, Inc. (a)                                                           5,470                 102,945
                                                                                               ----------------

National Commercial Banks - 7.00%
Bank of America Corp.                                                            2,800                 226,744
MBNA Corp.                                                                       8,855                 244,664
Providian Financial Corp. (a)                                                    5,585                  73,164
Wells Fargo & Co.                                                                3,795                 215,063
                                                                                               ----------------
                                                                                                       759,635
                                                                                               ----------------

Oil & Gas Field Exploration Services - 0.97%
Niko Resources Ltd.                                                              4,260                 105,350
                                                                                               ----------------

Perfumes, Cosmetics & Other Toilet Preparations - 2.25%
Colgate-Palmolive Co.                                                            4,425                 243,817
                                                                                               ----------------

Personal Credit Institutions - 1.92%
SLM Corp.                                                                        4,970                 207,995
                                                                                               ----------------

Petroleum Refining - 2.70%
Exxon Mobil Corp.                                                                7,045                 293,002
                                                                                               ----------------

Pharmaceutical Preparations - 5.56%
Barr Laboratories, Inc. (a)                                                      1,755                  80,554
Icos Corp. (a)                                                                   2,525                  93,551
Johnson & Johnson                                                                3,345                 169,658
Pfizer, Inc.                                                                     7,410                 259,721
                                                                                               ----------------
                                                                                                       603,484
                                                                                               ----------------

Primary Production of Aluminum - 1.20%
Alcoa, Inc.                                                                      3,770                 130,781
                                                                                               ----------------

Printed Circuit Boards - 0.79%
Solectron Corp. (a)                                                             15,550                  85,992
                                                                                               ----------------

Retail - Auto & Home Supply Stores - 0.87%
AutoZone, Inc. (a)                                                               1,095                  94,137
                                                                                               ----------------


See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Schedule of Investments - continued
March 31, 2004

Common Stocks - 89.6% - continued                                            Shares                 Value
                                                                           ------------        ----------------

Retail - Drug Stores & Proprietary Stores - 2.00%
Walgreen Co.                                                                     6,595               $ 217,305
                                                                                               ----------------

Retail - Grocery Stores - 0.70%
Whole Foods Market, Inc.                                                         1,015                  76,074
                                                                                               ----------------

Retail - Jewelry Stores - 0.85%
Tiffany & Co.                                                                    2,420                  92,371
                                                                                               ----------------

Retail - Lumber & Other Building Materials Dealers - 2.74%
Home Depot, Inc.                                                                 7,950                 297,012
                                                                                               ----------------

Retail - Miscellaneous Shopping Goods Stores - 0.89%
Barnes & Noble, Inc. (a)                                                         2,970                  96,822
                                                                                               ----------------

Retail - Radio TV & Consumer Electronics Stores - 2.11%
Best Buy Co., Inc.                                                               4,425                 228,861
                                                                                               ----------------

Retail - Variety Stores - 4.12%
Costco Wholesale Corp. (a)                                                       4,155                 156,062
Wal-Mart Stores, Inc.                                                            4,880                 291,287
                                                                                               ----------------
                                                                                                       447,349
                                                                                               ----------------

Savings Institution, Federally Chartered - 0.65%
Sovereign Bancorp, Inc.                                                          3,280                  70,258
                                                                                               ----------------

Savings Institutions, Not Federally Chartered - 2.10%
Washington Mutual, Inc.                                                          5,330                 227,644
                                                                                               ----------------

Security Brokers, Dealers & Flotation Companies - 1.39%
Merrill Lynch & Co., Inc.                                                        2,530                 150,687
                                                                                               ----------------

Semiconductors & Related Devices - 7.21%
Genesis Microchip, Inc. (a)                                                      6,015                 100,811
Intel Corp.                                                                     12,470                 339,184
Omnivision Technologies, Inc. (a)                                                3,830                 104,597
Texas Instruments, Inc.                                                          8,130                 237,559
                                                                                               ----------------
                                                                                                       782,151
                                                                                               ----------------

Services - Motion Picture & Video Tape Production - 2.02%
Time Warner, Inc. (a)                                                           13,010                 219,349
                                                                                               ----------------

Services - Prepackaged Software - 4.11%
Microsoft Corp.                                                                 12,920                 322,612
Take-Two Interactive Software, Inc. (a)                                          3,360                 123,581
                                                                                               ----------------
                                                                                                       446,193
                                                                                               ----------------


See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Schedule of Investments - continued
March 31, 2004

Common Stocks - 89.6% - continued                                            Shares                 Value
                                                                           ------------        ----------------

Surgical & Medical Instruments & Apparatus - 2.58%
Advanced Medical Optics, Inc. (a)                                                4,805               $ 117,242
Boston Scientific Corp. (a)                                                      3,850                 163,163
                                                                                               ----------------
                                                                                                       280,405
                                                                                               ----------------

Telephone & Telegraph Apparatus - 1.99%
Polycom, Inc. (a)                                                                6,055                 128,548
Research, Inc. Motion Ltd.. (a)                                                    940                  87,711
                                                                                               ----------------
                                                                                                       216,259
                                                                                               ----------------

Telephone Communications (No Radiotelephone) - 2.16%
Verizon Communications, Inc.                                                     6,415                 234,404
                                                                                               ----------------

Transportation Services - 1.21%
InterActiveCorp (a)                                                              4,140                 130,783
                                                                                               ----------------

TOTAL COMMON STOCKS (Cost $9,127,380)                                                                9,723,897
                                                                                               ----------------

Rights - 0.00%
Seagate Technology Escrow (Cost $0) (b)                                         10,210                       -
                                                                                               ----------------

Money Market Securities - 10.53%
Huntington Money Market Fund - Investment Shares, 0.20% (c)                  1,142,804               1,142,804
                                                                                               ----------------

TOTAL MONEY MARKET SECURITIES (Cost $1,142,804) - 100.13%                                         $  1,142,804
                                                                                               ----------------

TOTAL INVESTMENTS (Cost $10,270,184) - 100.13%                                                   $  10,866,701
                                                                                               ----------------

Liabilities in excess of  other assets - (0.13%)                                                       (13,952)
                                                                                               ----------------

TOTAL NET ASSETS - 100.00%                                                                       $  10,852,749
                                                                                               ================


(a) Non-income producing.
(b) Veritas Software Corp. acquired Seagate Technology in November, 2000. Veritas has established these escrow rights for possible future payments from pending litigation settlements. The value of these rights is unknown at this time.
(c) Variable rate security; the coupon rate shown represents the rate at March 31, 2004.

See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Statement of Assets and Liabilities
March 31, 2004


Assets
Investments in securities, at value (cost $10,270,184)                                                $ 10,866,701
Interest receivable                                                                                            163
Dividends receivable                                                                                         7,662
Receivable for fund shares sold                                                                              5,215
                                                                                                   ----------------
     Total assets                                                                                       10,879,741
                                                                                                   ----------------

Liabilities
Payable to custodian                                                                                         9,863
Accrued advisory fees                                                                                       12,789
Redemptions payable                                                                                          3,861
Accrued trustee fees                                                                                           479
                                                                                                   ----------------
     Total liabilities                                                                                      26,992
                                                                                                   ----------------

Net Assets                                                                                            $ 10,852,749
                                                                                                   ================

Net Assets consist of:
Paid in capital                                                                                         15,369,722
Accumulated net realized gain (loss) on investments                                                     (5,113,490)
Net unrealized appreciation (depreciation) on investments                                                  596,517
                                                                                                   ----------------

Net Assets                                                                                            $ 10,852,749
                                                                                                   ================

Shares outstanding (unlimited number of shares issued with no par value)                                 1,110,557
                                                                                                   ----------------

Net Asset Value
Offering and redemption price per share                                                                     $ 9.77
                                                                                                   ================


See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Statement of Operations
Year ended March 31, 2004


Investment Income
Dividend income                                                                                           $ 82,964
Interest income                                                                                              2,411
                                                                                                    ---------------
  Total Income                                                                                              85,375
                                                                                                    ---------------

Expenses
Investment advisor fee                                                                                     162,040
Trustee expenses                                                                                             1,437
                                                                                                    ---------------
  Total Expenses                                                                                           163,477
Reimbursed expenses (a)                                                                                     (1,437)
                                                                                                    ---------------
Total operating expenses                                                                                   162,040
                                                                                                    ---------------
Net Investment Income (Loss)                                                                               (76,665)
                                                                                                    ---------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                        1,653,237
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                              3,325,947
                                                                                                    ---------------
Net realized and unrealized gain (loss) on investment securities                                         4,979,184
                                                                                                    ---------------
Net increase (decrease) in net assets resulting from operations                                        $ 4,902,519
                                                                                                    ===============


(a) See note 3 to the financial statements.

See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Statements of Changes In Net Assets

                                                                                     Year ended          Year ended
Increase (Decrease) in Net Assets                                                  March 31, 2004      March 31, 2003
                                                                                  ------------------  ------------------
Operations
  Net investment income (loss)                                                            $ (76,665)          $ (80,295)
  Net realized gain (loss) on investment securities                                       1,653,237          (2,321,862)
  Change in net unrealized appreciation (depreciation)                                    3,325,947          (2,369,790)
                                                                                  ------------------  ------------------
  Net increase (decrease) in net assets resulting from operations                         4,902,519          (4,771,947)
                                                                                  ------------------  ------------------
Capital Share Transactions
  Proceeds from shares sold                                                               1,029,104             830,252
  Amount paid for shares repurchased                                                     (7,293,467)         (1,737,167)
                                                                                  ------------------  ------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                             (6,264,363)           (906,915)
                                                                                  ------------------  ------------------
Total Increase (Decrease) in Net Assets                                                  (1,361,844)         (5,678,862)
                                                                                  ------------------  ------------------

Net Assets
  Beginning of period                                                                    12,214,593          17,893,455
                                                                                  ------------------  ------------------

  End of period                                                                        $ 10,852,749        $ 12,214,593
                                                                                  ==================  ==================

Capital Share Transactions
  Shares sold                                                                               113,192             109,968
  Shares repurchased                                                                       (785,811)           (231,692)
                                                                                  ------------------  ------------------

  Net increase (decrease) from capital transactions                                        (672,619)           (121,724)
                                                                                  ==================  ==================


See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Financial Highlights

                                                  Year ended       Year ended       Year ended      Year ended     Year ended
                                                 March 31, 2004  March 31, 2003 March 31, 2002    March 31, 2001   March 31, 2000
                                                 -------------  -------------   -------------   --------------   -------------

Selected Per Share Data
Net asset value, beginning of period                   $ 6.85         $ 9.39          $ 9.39          $ 17.16         $ 10.00
                                                 -------------  -------------   -------------   --------------   -------------
Income from investment operations
  Net investment income (loss)                          (0.07)         (0.04)(a)       (0.05)(a)        (0.05)(a)       (0.04)(a)
  Net realized and unrealized gain (loss)                2.99          (2.50)           0.05            (5.41)           7.59
                                                 -------------  -------------   -------------   --------------   -------------
Total from investment operations                         2.92          (2.54)           0.00            (5.46)           7.55
                                                 -------------  -------------   -------------   --------------   -------------
Less Distributions to shareholders:
  From net investment income                                -              -               -                -               -
  From net realized gain                                    -              -               -            (2.31)          (0.39)
                                                 -------------  -------------   -------------   --------------   -------------
 Total distributions                                        -              -               -            (2.31)          (0.39)
                                                 -------------  -------------   -------------   --------------   -------------

Net asset value, end of period                         $ 9.77         $ 6.85          $ 9.39           $ 9.39         $ 17.16
                                                 =============  =============   =============   ==============   =============

Total Return                                           42.63%        -27.05%           0.00%          -33.94%          76.56%

Ratios and Supplemental Data
Net assets, end of period (000)                      $ 10,853       $ 12,215        $ 17,893         $ 17,063        $ 24,040
Ratio of expenses to average net assets                 1.20%          1.20%           1.20%            1.20%           1.20%
Ratio of expenses to average net assets
   before waiver & reimbursement                        1.21%          1.22%           1.21%            1.21%           1.22%
Ratio of net investment income to
   average net assets                                   (0.57)%        (0.59)%         (0.48)%          (0.34)%         (0.31)%
Ratio of net investment income to
   average net assets before waiver & reimbursement     (0.58)%        (0.61)%         (0.49)%          (0.35)%         (0.34)%
Portfolio turnover rate                                180.56%         61.29%         102.94%           67.93%         215.08%



(a) Net investment loss is based on average shares outstanding during the year.

See accompanying notes which are an integral part of the financial statements.

                          Columbia Partners Equity Fund
                        Notes to the Financial Statements
                                 March 31, 2004

NOTE 1.  ORGANIZATION

Columbia Partners Equity Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on February 2, 1999 and commenced operations on April 1, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund's investment objective is to provide long-term capital growth. The investment advisor to the Fund is Columbia Partners, L.L.C. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                          Columbia Partners Equity Fund
                        Notes to the Financial Statements
                           March 31, 2004 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended March 31, 2004, $76,665 of net investment loss was reclassified to paid-in-capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment advisor of the Fund is Columbia Partners, L.L.C. Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the fiscal year ended March 31, 2004, the Advisor earned a fee of $162,040 from the Fund. The Advisor contractually has agreed to reimburse fees and expenses of the non-interested person trustees, but only to the extent necessary to maintain the Fund's total operating expenses at 1.20% of net assets. For the fiscal year ended March 31, 2004, the Advisor reimbursed expenses of $1,437.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative services, fund accounting, and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Fund retains Unified Financial Securities, Inc. (the "Distributor"), to act as the principal distributor of shares. There were no payments made by the Fund to the Distributor during the fiscal year ended March 31, 2004. The Advisor paid all fees of the Fund under the distribution agreement. Certain Trustees have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENT TRANSACTIONS

For the fiscal year ended March 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                          Columbia Partners Equity Fund
                        Notes to the Financial Statements
                           March 31, 2004 - continued

NOTE 4.  INVESTMENT TRANSACTIONS - continued

Purchases
     U.S. Government Obligations $         -
     Other                        22,447,315
Sales
     U.S. Government Obligations $         -
     Other                        29,126,870

As of March 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation             $ 975,635
Gross (Depreciation)            (405,438)

                          ---------------
Net Appreciation
on Investments                 $ 570,197
                          ===============

At March 31, 2004, the aggregate cost of securities for federal income tax purposes was $10,296,504.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting fiscal year. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2004, no shareholder held over 25% of the Fund.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At March 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $5,024,785, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

Year of Expiration      Amount
---------------------   ---------------
     March 2009            $ 1,525,219
     March 2010              2,384,751
     March 2011              1,114,815

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

                          Columbia Partners Equity Fund
                        Notes to the Financial Statements
                           March 31, 2004 - continued

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions during the fiscal years ended March 31, 2004 and 2003.

As of March 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)             $          -
Undistributed long-term capital gain/(accumulated losses)        (5,087,170)
Unrealized appreciation/(depreciation)                              570,197
                                                             ---------------
                                                               $ (4,516,973)
                                                             ===============

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sales.

NOTE 9. CHANGE IN ACCOUNTANTS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Fund of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board of Directors selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending March 31, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's reports on the Fund's financial statements for the fiscal year ended March 31, 2003 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years stated above, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused the Advisor to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

Neither the Fund nor anyone on its behalf consulted with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To The Shareholders and
Board of Trustees
Columbia Partners Equity Fund (a series of AmeriPrime Funds)

We have audited the accompanying statement of assets and liabilities of the Columbia Partners Equity Fund, including the schedule of portfolio investments, as of March 31, 2004, and the related statement of operations, the statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2003 and the financial highlights of the Columbia Partners Equity Fund for the years ended March 31, 2003, March 31, 2002, March 31, 2001 and March 31, 2000 were audited by McCurdy and Associates, CPA's, Inc., whose audit practice was acquired by Cohen McCurdy Ltd.. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Columbia Partners Equity Fund as of March 31, 2004, the results of its operations, the statement of changes in net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen McCurdy Ltd.

Cohen McCurdy Ltd.
Westlake, Ohio
May 27, 2004

Trustees and Officers (Unaudited)

Independent Trustees

----------------------------------------------------- ----------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years and Other
Complex,** Term of Position with Trust                Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Trustee, July 2002 to present                         Funds  since 1995 and Unified Series Trust since December
                                                      2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Funds and
Trustee, November 2002 to present                     Unified Series Trust since December 2002. Trustee of CCMI
                                                      Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               Vice President and General Manager, International Crankshaft
                                                      Inc., an automotive equipment manufacturing company, 1990 to
Trustee, November 2002 to present                     present; Trustee, The Unified Funds, from 1994 to 2002;
                                                      Trustee, Star Select Funds, a REIT mutual fund, from 1997 to
                                                      2000. Trustee of AmeriPrime Funds and Unified Series Trust
                                                      since December 2002.  Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------

Interested Trustees and Principal Officers

------------------------------------------------ ---------------------------------------------------------------------
Name, Address*, (Date of Birth), Position with   Principal Occupation During Past 5 Years
Fund Complex,** Term of Position with Trust      and Other Directorships
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Timothy L. Ashburn (1950)***                     Employed by Unified Financial Services, Inc., Chairman of Unified
                                                 Financial Services, Inc. 1989 to 2004, Chief Executive Officer from
Chairman, President, November 2002 to present    1989 to 1992 and 1994 to April 2002, and President from November
and Asst. Secretary, December 2003 to present    1997 to April 2000. Trustee of AmeriPrime Funds and Unified Series
                                                 Trust since October 2002. Trustee of CCMI Funds since June 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Ronald C. Tritschler (1952)****                  Chief Executive Officer, Director and legal counsel of The Webb
                                                 Companies, a national real estate company, from 2001 to present;
Trustee, November 2002 to present                Executive Vice President and Director of The Webb Companies from
                                                 1990 to 2000; Director, The Lexington Bank, from 1998 to present;
                                                 Director, Vice President and legal counsel for The Traxx Companies, an owner and operator of convenience stores, from 1989 to present.
                                                 Trustee of AmeriPrime Funds and Unified Series Trust since December
                                                 2002.  Trustee of CCMI Funds since June 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Thomas G. Napurano (1941)                        Chief Financial Officer and Executive Vice President of Unified
                                                 Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, October   administrator and Distributor; Director, Unified Financial
2002 to present                                  Services, Inc., from 1989 to March 2002.  CFO of  AmeriPrime Funds since October 2002 and Unified Series Trust since December
                                                 2002. CFO of CCMI Funds since June 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Carol Highsmith (1964)                           Employed by Unified Fund Services, Inc. (November 1994 to present).
                                                 Secretary of AmeriPrime Funds and Unified Series Trust since
Secretary, December 2003 to present              December 2003.

------------------------------------------------ ---------------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennslyvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex consists of 29 series.

*** Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

**** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (888) 696-2733 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (888) 696-2733.

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

INVESTMENT ADVISOR
Columbia Partners, L.L.C.
1775 Pennsylvania Ave., N.W.
Washington, D.C.  20006

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine, LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204



This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees

         FY 2004           $ 9,710
         FY 2003           $ 9,395

(b)      Audit-Related Fees

                      Registrant                Adviser

         FY 2004           $ 0                    $0
         FY 2003           $ 0                    $0

         Nature of the fees:

(c)      Tax Fees

                         Registrant             Adviser

         FY 2004           $ 675                  $0
         FY 2003           $ 550                  $0
         Nature of the fees:        preparation of tax returns

(d)      All Other Fees

                       Registrant               Adviser

         FY 2004           $ 0                     $0
         FY 2003           $ 0                     $0
         Nature of the fees:

(e)      (1)      Audit Committee's Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors' specific representations as to their independence;

         (2)      Percentages of Services Approved by the Audit Committee

                                            Registrant      Adviser

                  Audit-Related Fees:       100  %            N/A
                  Tax Fees:                 100  %            N/A
                  All Other Fees:           100  %            N/A

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                        Registrant                Adviser

         FY 2004           $ 675                     $0
         FY 2003           $ 550                     $0

(h) Not Applicable. All non-audit services to the registrant were pre-approved by the audit committee for the year ended March 31, 2004.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission  of Matters to a Vote of Security  Holders.

The registrant has not adopted procedures by which shareholders may reccomend nominees to the registrant's Board of Trustees.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of April 7, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

Item 11.  Exhibits.

(a)(1) Code is filed herewith.


(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AmeriPrime Funds

By
*        /s/ Timothy Ashburn
 -----------------------------------------
         Timothy Ashburn, President

Date    June 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*       /s/ Timothy Ashburn
         Timothy Ashburn, President

Date    June 9, 2004

By
*       Thomas Napurano
 ----------------------------------------------------------------
         Thomas Napurano, Treasurer and Chief Financial Officer

Date    June 10, 2004